FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and due from banks	S/ 47,655,196	S/ 33,930,948
Cash collateral, reverse repurchase agreements and securities borrowings	1,033,177	1,410,647
At fair value through profit or loss	4,715,343	4,982,661
Investments at fair value through other comprehensive income, Note 6(b)	40,142,638	37,043,940
Amortized cost investments	8,967,877	10,188,927
Loans, net	137,737,296	136,698,135
Financial assets designated at fair value through profit or loss	245,886,255	228,538,857
Due from customers on banker's acceptances	528,184	412,401
Other assets, Note 12(a)	4,173,810	3,060,266
Liabilities [Abstract]
Deposits and obligations	161,842,066	147,704,994
Payables from repurchase agreements and securities lending	9,060,710	10,168,427
Due to banks and correspondents	10,754,385	12,278,681
Due from customers on banker's acceptances	528,184	412,401
Lease liabilities	404,817	512,579
Financial liabilities at fair value through profit or loss	151,485	641,915
Bonds and notes issued	17,268,443	14,594,785
Other liabilities, Note 12(a)	6,039,600	5,478,510
Financial Liabilities [Member]
Liabilities [Abstract]
Deposits and obligations	161,842,066	147,704,994
Payables from repurchase agreements and securities lending	9,060,710	10,168,427
Due to banks and correspondents	10,754,385	12,278,681
Due from customers on banker's acceptances	528,184	412,401
Lease liabilities	404,817	512,579
Financial liabilities at fair value through profit or loss	151,485	641,915
Bonds and notes issued	17,268,443	14,594,785
Other liabilities, Note 12(a)	6,039,600	5,478,510
Financial liabilities, at fair value	206,049,690	191,792,292
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments and Derivates [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	151,485	641,915
Bonds and notes issued	0	0
Other liabilities, Note 12(a)	819,473	891,999
Financial liabilities, at fair value	970,958	1,533,914
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	0	0
Other liabilities, Note 12(a)	0	0
Financial liabilities, at fair value	0	0
Financial Liabilities Measured at Amortized Cost [Member]
Liabilities [Abstract]
Deposits and obligations	161,842,066	147,704,994
Payables from repurchase agreements and securities lending	9,060,710	10,168,427
Due to banks and correspondents	10,754,385	12,278,681
Due from customers on banker's acceptances	528,184	412,401
Lease liabilities	404,817	512,579
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	17,268,443	14,594,785
Other liabilities, Note 12(a)	5,220,127	4,586,511
Financial liabilities, at fair value	205,078,732	190,258,378
Financial Assets [Member]
Assets [Abstract]
Cash and due from banks	47,655,196	33,930,948
Cash collateral, reverse repurchase agreements and securities borrowings	1,033,177	1,410,647
At fair value through profit or loss	4,715,343	4,982,661
Investments at fair value through other comprehensive income, Note 6(b)	40,142,638	37,043,940
Amortized cost investments	8,967,877	10,188,927
Loans, net	137,737,296	136,698,135
Financial assets designated at fair value through profit or loss	932,734	810,932
Due from customers on banker's acceptances	528,184	412,401
Other assets, Note 12(a)	4,173,810	3,060,266
Financial assets, at fair value	245,886,255	228,538,857
Financial Assets at Fair Value through Profit of Loss [Member]
Assets [Abstract]
Financial assets, at fair value	932,734	810,932
Financial Assets at Fair Value through Profit of Loss [Member] | Investments and Derivates [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	4,715,343	4,982,661
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	904,791	987,663
Financial assets, at fair value	5,620,134	5,970,324
Financial Assets at Fair Value through Profit of Loss [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	932,734	810,932
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	932,734	810,932
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	147,264	334,802
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	147,264	334,802
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	39,995,374	36,709,138
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	39,995,374	36,709,138
Financial Assets Measured at Amortized Cost [Member]
Assets [Abstract]
Cash and due from banks	47,655,196	33,930,948
Cash collateral, reverse repurchase agreements and securities borrowings	1,033,177	1,410,647
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	8,967,877	10,188,927
Loans, net	137,737,296	136,698,135
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	528,184	412,401
Other assets, Note 12(a)	3,269,019	2,072,603
Financial assets, at fair value	S/ 199,190,749	S/ 184,713,661